Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Jun. 30, 2019 USD ($) $ / Vessel FinancialInstitution	Dec. 31, 2018 USD ($) $ / Vessel FinancialInstitution	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 12,020	$ 6,684
Restricted cash	420	260
Restricted cash, non-current	500	500
Total	12,940	7,444	$ 12,998	$ 11,039
Minimum liquidity requirements, restricted	500	500
Dry-docking reserve account	280	210
Deposit for acquisition and installation of open loop scrubber system	$ 90	$ 90
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Restricted deposits pledged as collateral	$ 50	$ 50
Minimum liquidity requirements for credit facilities covenants	$ 4,000	$ 4,000
Minimum liquidity requires for credit facilities covenants per vessel | $ / Vessel	500	500
Deposit made under sale and leaseback agreement	$ 2,925	$ 2,925